Note 12 - Long-Term Debt and Convertible Debentures (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Debt [Table Text Block]
	December 31, 2013	December 31, 2012

Revolving credit facility	$148,647	$230,740
3.84% Notes	150,000	-
6.40% Notes	25,000	37,500
5.44% Notes	40,000	60,000
Unamortized gain on settlement of interest rate swaps	107	229
Adjustments to long term debt resulting from interest rate swaps	(5,196)	358
Capital leases maturing at various dates through 2017	2,555	2,815
Other long-term debt maturing at various dates up to 2017	11,681	5,563
	372,794	337,205
Less: current portion	44,785	39,038
Long-term debt - non-current	$328,009	$298,167
Convertible Debentures	-	77,000
	$328,009	$375,167

Schedule of Maturities of Long-term Debt [Table Text Block]
2014	$44,785
2015	34,230
2016	346
2017	148,736
2018 and thereafter	144,697